Consolidated Statements of Operations (Unaudited) - CAD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenues	$ 112	$ 157	$ 248	$ 157
Expenses
Research and development expenses	4,339	3,942	8,508	8,317
Administration expenses	4,776	4,505	8,335	9,205
Gain on foreign exchange	(65)	(1,745)	(76)	(959)
Finance costs	(175)	867	(413)	2,225
Loss on extinguishment of liabilities (note 8)	0	0	0	212
Change in fair value of financial instruments measured at fair value through profit or loss (note 7)	212	(1,064)	450	(1,307)
Loss from continuing operations, net of taxes of $nil	(8,975)	(6,348)	(16,556)	(17,536)
Discontinued operations
Loss on sale of discontinued operations, net of income taxes $nil (note 3)	(98)	0	(98)	(600)
Income (loss) from discontinued operations, net of taxes of $nil (note 3)	(68)	123	81	747
Total income (loss) from discontinued operations	(166)	123	(17)	147
Net loss	(9,141)	(6,225)	(16,573)	(17,389)
Net (loss) income attributable to:
Non-controlling interests in continuing operations	0	291	0	(168)
Owners of the parent
- Continuing operations	(8,975)	(6,639)	(16,556)	(17,368)
- Discontinued operations	(166)	123	(17)	147
Total Net loss attributable to owners of the parent from continuing and discontinued operations	(9,141)	(6,516)	(16,573)	(17,221)
Net loss	$ (9,141)	$ (6,225)	$ (16,573)	$ (17,389)
Income (Loss) per share attributable to the owners of the parent basic and diluted:
From continuing operations, basic	$ (2.89)	$ (2.14)	$ (5.33)	$ (5.6)
From continuing operations, diluted	(2.89)	(2.14)	(5.33)	(5.6)
From discontinued operations, basic	(0.05)	0.04	(0.01)	0.05
From discontinued operations, diluted	(0.05)	0.04	(0.01)	0.05
Total loss per share, basic	(2.94)	(2.1)	(5.34)	(5.55)
Total loss per share, diluted	$ (2.94)	$ (2.1)	$ (5.34)	$ (5.55)
Weighted average number of outstanding shares (in thousands)	3,104	3,104	3,104	3,104